Supplementary Financial Statements Information (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Supplementary Financial Statements Information [Abstract]
Cash and deposits	$ 5,194	[1]	$ 2,183	[1]	$ 884	[1]	$ 1,391	[1]
Cash on deposit in NIS, bearing interest	56		51
Interest rate on deposits held in banks	0.15%		1.00%
Deposits held in banks used as collateral for bank guarantees	$ 42		$ 41

[1]	As of December 31, 2013, US$56 thousand (2012: US$51thousand) is deposited in NIS bearing an average annual interest of 0.15% (2012: 1.00%). US$42 thousand (2012: US$41 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.